Employee Benefits (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2016 CLP ($)
Employee benefit disclosures
Short-term personnel benefits		$ 43,372		$ 47,797	$ 37,868
Vacation accrual		25,159		26,855	25,539
Employee defined benefit plan		7,676		7,754
Other Benefits		10,421		10,173
Total		86,628	$ 133,476	92,579
Staff Severance Indemnities Plan
Employee benefit disclosures
Employee defined benefit plan		7,676		$ 7,754	$ 8,851
Current service cost	$ 250	(86)
Interest cost on benefit obligation	300	343
Actuarial gains and losses	127	(164)
Net benefit expense	$ 677	$ 93
Discount rate		4.53%	4.25%	4.25%
Annual salary increase		4.14%	4.42%	4.42%
Payment probability		99.99%	99.99%	99.99%